16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements
Balance Sheets

December 31, 2015 and 2014
(Dollars in thousands)

Assets	2015	2014

Cash	$558	745
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	121,848	115,457
Investment in PEBK Capital Trust II	619	619
Investment securities available for sale	1,234	1,235
Other assets	244	245

Total assets	$125,503	119,301

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	20	17
Shareholders' equity	104,864	98,665

Total liabilities and shareholders' equity	$125,503	119,301

Statements of Earnings

For the Years Ended December 31, 2015, 2014 and 2013
(Dollars in thousands)

Revenues:	2015	2014	2013

Interest and dividend income	$3,979	2,718	13,576

Total revenues	3,979	2,718	13,576

Expenses:

Interest	403	389	398
Other operating expenses	538	527	159

Total expenses	941	916	557

Income before income tax benefit and equity in
undistributed earnings of subsidiaries	3,038	1,802	13,019

Income tax benefit	262	239	84

Income before equity in undistributed
earnings of subsidiaries	3,300	2,041	13,103

Equity in undistributed earnings (loss) of subsidiaries	6,333	7,347	(6,412)

Net earnings	$9,633	9,388	6,691

Statements of Cash Flows

For the Years Ended December 31, 2015, 2014 and 2013
(Dollars in thousands)

	2015	2014	2013
Cash flows from operating activities:

Net earnings	$9,633	9,388	6,691
Adjustments to reconcile net earnings to net
cash provided (used) by operating activities:
Equity in undistributed earnings of subsidiaries	(6,333)	(7,347)	6,412
Change in:
Other assets	1	28	(73)
Accrued income	-	(5)	-
Accrued expense	3	1	27
Other liabilities	-	(108)	108

Net cash provided (used) by operating activities	3,304	1,957	13,165

Cash flows from investing activities:

Proceeds from maturities of investment securities available for sale	-	500	1
Net change in interest-bearing time deposit	-	(1,000)	800

Net cash provided (used) by investing activities	-	(500)	801

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	-	-	(734)
Cash dividends paid on common stock	(1,574)	(1,022)	(677)
Preferred stock and warrant repurchase	-	(12,524)	-
Stock repurchase	(1,917)	(82)	-
Proceeds from exercise of stock options	-	37	-

Net cash used by financing activities	(3,491)	(13,591)	(1,411)

Net change in cash	(187)	(12,134)	12,555

Cash at beginning of year	745	12,879	324

Cash at end of year	$558	745	12,879

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$1	8	77
Accrued redemption of Series A Preferred Stock	-	-	12,632